Share-Based Compensation (Details Textual) ₪ / shares in Units, ₪ in Thousands				1 Months Ended			2 Months Ended	12 Months Ended
	Jul. 23, 2017 shares	Jul. 28, 2016 $ / shares	Feb. 28, 2016 $ / shares	Mar. 28, 2017 shares	Feb. 28, 2017 shares	Nov. 23, 2015 ILS (₪) ₪ / shares shares	Aug. 16, 2017 ₪ / shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 ILS (₪)
Share-Based Compensation (Textual)
Options pooled					12,707,971
Fair value of the options, grants | ₪								₪ 10,252	₪ 10,252
Warrant exercise price | (per share)		$ 6.5	$ 2.1				₪ 1.20
Consultant [Member]
Share-Based Compensation (Textual)
Shares issued	7,515				15,000
Consultant [Member] | Tranche one issued in May 2017 [Member]
Share-Based Compensation (Textual)
Shares issued					5,000
Consultant [Member] | Tranche two issued in July 2017 [Member]
Share-Based Compensation (Textual)
Shares issued					5,000
Consultant [Member] | Tranche three issued in November 2017 [Member]
Share-Based Compensation (Textual)
Shares issued					5,000
Board of Directors [Member]
Share-Based Compensation (Textual)
Options pooled					4,207,971
Deputy CEO and CFO [Member]
Share-Based Compensation (Textual)
Options exercisable				500,000		2,658,246
Exercisable ordinary shares				500,000
Number of options granted						2,658,246
Total benefit received from grant | ₪						₪ 3,033
Warrant exercise price | ₪ / shares						₪ 1.286
Deputy CEO and CFO [Member] | January, 2018 [Member]
Share-Based Compensation (Textual)
Options exercisable								310,180
Remaining options expired								297,420
Option expiration date								Feb. 28, 2018
Exercisable ordinary shares								310,180